PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

Amounts in $ ‘000	Operational facilities	Leasehold Improvement	Machinery and equipment	Other	Asset under construction	Total
At cost	4,659	5,282	8,278	4,691	6	22,916
Accumulated depreciation	(2,866)	(2,108)	(4,915)	(2,635)	—	(12,524)
Carrying value at January 1, 2023	1,793	3,174	3,363	2,056	6	10,392
Investments	32	60	682	488	175	1,437
Internal transfer - cost	—	—	—	6	(6)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—
Other - cost	74	60	432	—	—	566
Other - accumulated depreciation	(59)	(59)	(434)	—	—	(552)
Divestments	—	(14)	(11)	(120)	—	(145)
Impairment	—	—	—	—	—	—
Depreciation charges	(365)	(258)	(860)	(919)	—	(2,402)
Depreciation of disinvestment	—	8	6	120	—	134
Currency translation - cost	148	158	279	66	4	655
Currency translation - accumulated depreciation	(98)	(70)	(183)	(45)	—	(396)
Movement 2023	(268)	(115)	(89)	(404)	173	(703)
At cost	4,913	5,546	9,660	5,131	179	25,429
Accumulated depreciation	(3,388)	(2,487)	(6,386)	(3,479)	—	(15,740)
Carrying value at December 31, 2023	1,525	3,059	3,274	1,652	179	9,689
Investments	—	197	219	230	144	790
Internal transfer - cost	—	—	—	175	(175)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—
Other - cost	—	—	—	—	—	—
Other - accumulated depreciation	—	—	—	—	—	—
Divestments	—	—	—	—	—	—
Impairment	—	—	—	—	—	—
Depreciation charges	(355)	(266)	(756)	(900)	—	(2,277)
Depreciation of disinvestment	—	—	—	—	—	—
Currency translation - cost	(291)	(311)	(582)	(152)	(3)	(1,339)
Currency translation - accumulated depreciation	216	148	410	115	—	889
Movement 2024	(430)	(232)	(709)	(532)	(34)	(1,937)
At cost	4,622	5,432	9,297	5,384	145	24,880
Accumulated depreciation	(3,527)	(2,605)	(6,732)	(4,264)	—	(17,128)
Carrying value at December 31, 2024	1,095	2,827	2,565	1,120	145	7,752
The Company had capital expenditures of $0.8 million and $1.4 million, mainly related to new machinery and equipment for the years ended December 31, 2024 and 2023.
For the years ended December 31, 2024 and 2023, depreciation charges on production related property, plant and equipment of $0.8 million and $0.9 million have been included in the value of inventories and an amount of
$1.5 million and $1.5 million of the total depreciation costs for 2024 and 2023 have been charged to the statement of income (other operating costs).